Warrants	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
WARRANTS

NOTE 8 — WARRANTS

The following is a summary of the significant terms of our outstanding warrants as of June 30, 2026.

Public Warrants

Our Public Warrants (collectively, the “Warrants”) may only be exercised for a whole number of Class A ordinary shares. The Warrants became exercisable on May 9, 2024 and will remain exercisable provided that the Company maintains an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the Warrants and a current prospectus relating to them is available. The Company is required to use its best efforts to maintain the effectiveness of its registration statement and a current prospectus relating thereto, until the expiration of the Warrants. The Warrants have an exercise price of $11.50 per share, subject to antidilutive adjustments (e.g., split-ups, reverse split, dividends), and will expire on April 10, 2030 or earlier upon redemption or liquidation.

In the event that the Company fails to maintain an effective registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the Warrants, the holder shall have the right during the period in which the Company failed to maintain an effective registration statement to exercise such Warrants on a cashless basis.

If the Company’s Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company, at its option, may require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and (i) in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Warrants or (ii) if the Company does not so elect, the Company agrees to use its commercially reasonable efforts to register or qualify for sale the Class A ordinary shares issuable upon exercise of the Warrants under the blue sky laws of the state of residence of the exercising Warrant holder to the extent an exemption is not available.

Once the Warrants became exercisable, the Company may redeem the outstanding Public Warrants:

(i)	in whole and not in part

(ii)	at a price of $0.01 per warrant;

(iii)	upon a minimum of 30 days’ prior written notice of redemption, the “30-day redemption period”; and

(iv)	if, and only if, the last reported sale price of Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holder.

The Company will not redeem the Warrants as described above unless an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the warrants is effective and a current prospectus relating to those Class A ordinary shares is available throughout the 30-day redemption period or the Company has elected to require the exercise of the Warrants on a “cashless basis”. If the Company calls the Warrants for redemption as described above, the Company will have the option to require all holders that wish to exercise such warrants to do so on a “cashless basis.”

Warrant Activity

No Public Warrants were exercised during the six months ended June 30, 2026. The Company has 9,675,384 Public Warrants outstanding as of June 30, 2026 and December 31, 2025.